Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$367,647,395.71	$31,183,413.77	$336,463,981.94	0.532548	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$584,757,395.71	$31,183,413.77	$553,573,981.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$633,180,135.43	$599,288,623.51	0.289979
YSOC Amount	$43,674,955.43	$40,966,857.28
Adjusted Pool Balance	$589,505,180.00	$558,321,766.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.98864%	ACT/360	$—
Class A-3 Notes	$367,647,395.71	3.66000%	30/360	$1,121,324.56
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$584,757,395.71			$1,840,712.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$633,180,135.43	$599,288,623.51
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$589,505,180.00	$558,321,766.23
Number of Receivables Outstanding	54,249	52,993
Weighted Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	30.5	29.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,873,396.89
Principal Collections	$33,537,758.23
Liquidation Proceeds	$256,538.27
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,667,693.39
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,667,693.39

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$527,650.11	$527,650.11	$—	$—	$35,140,043.28
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,140,043.28
Interest - Class A-2a Notes	$—	$—	$—	$—	$35,140,043.28
Interest - Class A-2b Notes	$—	$—	$—	$—	$35,140,043.28
Interest - Class A-3 Notes	$1,121,324.56	$1,121,324.56	$—	$—	$34,018,718.72
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$33,526,380.47
First Allocation of Principal	$—	$—	$—	$—	$33,526,380.47
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$33,458,772.14
Second Allocation of Principal	$—	$—	$—	$—	$33,458,772.14
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$33,384,830.47
Third Allocation of Principal	$7,435,629.48	$7,435,629.48	$—	$—	$25,949,200.99
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,863,700.99
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,863,700.99
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,863,700.99
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,115,916.70
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,115,916.70
Remaining Funds to Certificates	$2,115,916.70	$2,115,916.70	$—	$—	$—
Total	$35,667,693.39	$35,667,693.39	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$43,674,955.43
Increase/(Decrease)	$(2,708,098.15)
Ending YSOC Amount	$40,966,857.28

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$589,505,180.00	$558,321,766.23
Note Balance	$584,757,395.71	$553,573,981.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	30	$353,753.69
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	226	$256,538.27
Monthly Net Losses (Liquidation Proceeds)			$97,215.42
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.39%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.28%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.27%
Cumulative Net Losses for All Periods			$5,792,983.18
Cumulative Net Loss Ratio			0.28%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.43%	172	$2,576,296.97
60-89 Days Delinquent	0.18%	64	$1,100,719.37
90-119 Days Delinquent	0.05%	21	$308,458.30
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.67%	257	$3,985,474.64

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$144,495.88
Total Repossessed Inventory		14	$265,213.29

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		85	$1,409,177.67
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.27%
Current Collection Period			0.24%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.92	0.15%	55	0.10%